OTHER OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Operating Assets And Liabilities [Abstract]
Disclosure of other current and non-current assets and liabilities
The details of other current and non-current assets of Sunrise and other current and non-current liabilities are set forth below:

	31 December	31 December
CHF in millions	2025	2024
Other assets - current:
Third party receivables	37.9	63.4
Prepayments	83.9	60.8
Contract assets	5.0	14.6
Contract costs	64.5	61.1
Inventories	51.9	58.5
Other	27.4	1.5
Total	270.6	259.9

Other assets - non-current:
Trade receivables	35.5	34.3
Prepayments	43.2	82.1
Contract assets	4.9	13.2
Contract costs	18.0	19.2
Other	0.6	11.6
Total	102.2	160.4

Other liabilities - current:
Accrued other liabilities	252.7	261.0
Accrued capital expenditures	59.2	63.5
Accrued payroll and employee benefits	44.4	68.3
Deferred revenue	66.2	71.3
Other	34.4	32.9
Total	456.9	497.0

Other liabilities - non-current:
Other	230.6	48.2
Total	230.6	48.2